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Virtus KAR Global Quality Dividend Fund
Virtus KAR Global Quality Dividend Fund
Investment Objective
The fund has an investment objective of total return, consisting of both capital appreciation and current income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 87 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Global Quality Dividend Fund	CLASS A	CLASS C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Global Quality Dividend Fund		CLASS A	CLASS C	Class I	Class R6
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.56%	0.54%	0.61%	0.52%
Total Annual Fund Operating Expenses		1.56%	2.29%	1.36%	1.27%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.19%)	(0.26%)	(0.49%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.35%	2.10%	1.10%	0.78%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares and 0.78% for Class R6 Shares through January 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus KAR Global Quality Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	705	1,020	1,357	2,308
CLASS C	313	697	1,208	2,611
Class I	112	405	720	1,612
Class R6	80	354	650	1,491

Expense Example No Redemption - Virtus KAR Global Quality Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	705	1,020	1,357	2,308
CLASS C	213	697	1,208	2,611
Class I	112	405	720	1,612
Class R6	80	354	650	1,491

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies

The fund invests in a globally diversified portfolio of primarily high-quality, mature companies with high dividend yields. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including depositary receipts. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. Generally, the fund invests in approximately 25 to 50 securites at any given time.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

Limited Number of Investments Risk.  Because the fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q4/2011:	11.91%	Worst Quarter:	Q3/2011:	-15.07%

Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus KAR Global Quality Dividend Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	22.39%	6.93%	10.01%
CLASS A	Return Before Taxes	15.08%	5.40%	9.08%
CLASS C	Return Before Taxes	21.22%	5.86%	8.90%
Class R6	Return Before Taxes				8.89%	Aug. 01, 2019
After Taxes on Distributions | Class I	Return After Taxes on Distributions	21.67%	4.75%	8.76%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	13.76%	4.78%	7.88%
MSCI World High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI World High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)	23.15%	7.31%	8.22%	9.56%	Aug. 01, 2019
Global Quality Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)	Global Quality Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)	23.15%	8.80%	12.07%	9.56%	Aug. 01, 2019

Performance of the Global Quality Dividend Linked benchmark is that of the MSCI World High Dividend Yield Index. The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested.

Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.